Consolidated cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Operating profit		£ 2,359	£ 1,526
Adjustments for:
(Gain)/loss on sale of investments		(11)	96
Other fair value movements		(199)	(7)
Depreciation, amortisation and impairment		1,154	1,102
Share-based payments		25	17
Changes in working capital		696	913
Changes in provisions		112	(35)
Changes in pensions and other post-retirement benefit obligations		10	26
Cash generated from operations		4,146	3,638
Tax paid		(4)	(12)
Net cash flow from operating activities		4,142	3,626
Cash flows from investing activities
Purchases of intangible assets		(298)	(260)
Purchases of property, plant and equipment		(5,650)	(4,444)
Disposals of property, plant and equipment		31	10
Investments in joint ventures and associates		(15)	(77)
Dividends received from joint ventures, associates and other investments		57	49
Disposal of financial and other investments		134	31
Acquisition of financial investments		(979)	(44)
Net movements in short-term financial investments		(551)	2,555
Interest received		59	143
Cash inflows on derivatives		13	20
Net cash flow used in investing activities		(7,124)	(536)
Cash flows from financing activities
Proceeds from issue of treasury shares		22	38
Transactions in own shares		(2)	(1)
Proceeds received from loans		5,623	2,235
Repayments of loans		(1,767)	(1,638)
Payments of lease liabilities		(86)	(76)
Net movements in short-term borrowings		1,074	(2,104)
Cash inflows on derivatives		74	71
Cash outflows on derivatives		(66)	(40)
Interest paid		(1,002)	(996)
Dividends paid to shareholders		(990)	(894)
Net cash flow from/(used in) financing activities		2,880	(3,405)
Supplemental Cash Flow Information [Abstract]
Net decrease in cash and cash equivalents		(102)	(315)
Reclassification to held for sale		0	31
Exchange movements		5	(7)
Net cash and cash equivalents at start of period		375	1,178
Net cash and cash equivalents at end of period	[1]	278	887
Community Offshore Wind
Cash flows from investing activities
Disposal of interest in Community Offshore Wind and National Grid Renewables		75	0
National Grid Renewables
Cash flows from investing activities
Disposal of interest in Community Offshore Wind and National Grid Renewables	[2]	£ 0	£ 1,481

[1]	Net cash and cash equivalents at the end of period are shown net of the Group’s bank overdraft as at 30 September 2026 of £30 million (2025: £nil)
[2]	Balance consists of cash proceeds received, net of cash disposed.